07072707

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

July 20, 2007

CERT AMX

1- 33583

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RECD S.E.C.
JUL 2 0 2007
1086

Dear Ms. Peters:

This is to certify that on July 11, 2007 the American Stock Exchange LLC (the "Exchange") received from KBL Healthcare Acquisition Corp. III (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Common Stock Purchase Warrant
Common Stock, $.0001 par value
Common Stock Purchase Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

cc: Herbert Scholl

END